Debt and lines of credit (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt Instruments

Long-term debt outstanding as of December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	$—	$1,000
Notes due 2013 at 0.875%	—	500
Notes due 2014 at 1.375%	1,000	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250	250
Notes due 2015 at 0.45%	750	750
Notes due 2016 at 2.375%	1,000	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375	375
Notes due 2018 at 1.00%	500	—
Notes due 2019 at 1.65%	750	750
Notes due 2023 at 2.25%	500	—
	5,125	5,625

Net unamortized premium	33	61
Current portion of long-term debt	(1,000)	(1,500)
Long-term debt	$4,158	$4,186